Financial Instruments - Fair Values and Risk Management - Summary of Percentage of Revenue and Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Revenue	€ 33,244	€ 34,551	€ 38,651
Trade receivables	7,963	8,528	7,966
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue	23,215	25,192	26,523
Trade receivables	€ 2,341	€ 4,022	€ 4,198